Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	March 2024
Payment Date	4/15/2024
Transaction Month	17
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,471,280,949.11	45,366		54.6 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$254,320,000.00	4.594%		December 15, 2023
Class A-2a Notes	$300,340,000.00	5.37%		August 15, 2025
Class A-2b Notes	$160,000,000.00	6.07864%	*	August 15, 2025
Class A-3 Notes	$460,340,000.00	5.27%		May 15, 2027
Class A-4 Notes	$75,000,000.00	5.30%		March 15, 2028
Class B Notes	$39,480,000.00	5.98%		June 15, 2028
Class C Notes	$26,300,000.00	6.46%		May 15, 2030
Total	$1,315,780,000.00
		* 30-day average SOFR + 0.76%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,506,272.66

Principal:
Principal Collections	$21,922,210.10
Prepayments in Full	$10,291,835.53
Liquidation Proceeds	$455,641.03
Recoveries	$115,910.22
Sub Total	$32,785,596.88
Collections	$35,291,869.54

Purchase Amounts:
Purchase Amounts Related to Principal	$637,378.27
Purchase Amounts Related to Interest	$4,348.00
Sub Total	$641,726.27

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$35,933,595.81

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	March 2024
Payment Date	4/15/2024
Transaction Month	17
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$35,933,595.81
Servicing Fee	$680,137.72	$680,137.72	$0.00	$0.00	$35,253,458.09
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$35,253,458.09
Interest - Class A-2a Notes	$294,403.82	$294,403.82	$0.00	$0.00	$34,959,054.27
Interest - Class A-2b Notes	$183,452.16	$183,452.16	$0.00	$0.00	$34,775,602.11
Interest - Class A-3 Notes	$2,021,659.83	$2,021,659.83	$0.00	$0.00	$32,753,942.28
Interest - Class A-4 Notes	$331,250.00	$331,250.00	$0.00	$0.00	$32,422,692.28
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,422,692.28
Interest - Class B Notes	$196,742.00	$196,742.00	$0.00	$0.00	$32,225,950.28
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,225,950.28
Interest - Class C Notes	$141,581.67	$141,581.67	$0.00	$0.00	$32,084,368.61
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$32,084,368.61
Regular Principal Payment	$29,365,468.66	$29,365,468.66	$0.00	$0.00	$2,718,899.95
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,718,899.95
Residual Released to Depositor	$0.00	$2,718,899.95	$0.00	$0.00	$0.00
Total		$35,933,595.81

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$29,365,468.66
Total					$29,365,468.66

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$19,158,936.56	$63.79	$294,403.82	$0.98	$19,453,340.38	$64.77
Class A-2b Notes	$10,206,532.10	$63.79	$183,452.16	$1.15	$10,389,984.26	$64.94
Class A-3 Notes	$0.00	$0.00	$2,021,659.83	$4.39	$2,021,659.83	$4.39
Class A-4 Notes	$0.00	$0.00	$331,250.00	$4.42	$331,250.00	$4.42
Class B Notes	$0.00	$0.00	$196,742.00	$4.98	$196,742.00	$4.98
Class C Notes	$0.00	$0.00	$141,581.67	$5.38	$141,581.67	$5.38
Total	$29,365,468.66	$22.32	$3,169,089.48	$2.41	$32,534,558.14	$24.73

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	March 2024
Payment Date	4/15/2024
Transaction Month	17

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$65,788,562.24	0.2190470	$46,629,625.68	0.1552561
Class A-2b Notes	$35,047,512.67	0.2190470	$24,840,980.57	0.1552561
Class A-3 Notes	$460,340,000.00	1.0000000	$460,340,000.00	1.0000000
Class A-4 Notes	$75,000,000.00	1.0000000	$75,000,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,300,000.00	1.0000000	$26,300,000.00	1.0000000
Total	$701,956,074.91	0.5334905	$672,590,606.25	0.5111725

Pool Information
Weighted Average APR	3.958%	3.971%
Weighted Average Remaining Term	42.17	41.39
Number of Receivables Outstanding	32,176	31,444
Pool Balance	$816,165,266.63	$782,474,918.21
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$736,566,970.78	$706,696,146.89
Pool Factor	0.5547311	0.5318324

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,367.68
Yield Supplement Overcollateralization Amount	$75,778,771.32
Targeted Overcollateralization Amount	$109,884,311.96
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$109,884,311.96

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,367.68
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,367.68
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,367.68

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	March 2024
Payment Date	4/15/2024
Transaction Month	17
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		63	$383,283.49
(Recoveries)		40	$115,910.22
Net Loss for Current Collection Period			$267,373.27
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3931%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3646%
Second Prior Collection Period			0.7305%
Prior Collection Period			0.5926%
Current Collection Period			0.4014%
Four Month Average (Current and Prior Three Collection Periods)			0.5222%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,081	$5,479,253.02
(Cumulative Recoveries)			$455,737.86
Cumulative Net Loss for All Collection Periods			$5,023,515.16
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3414%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,068.69
Average Net Loss for Receivables that have experienced a Realized Loss			$4,647.10

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.04%	233	$8,169,149.52
61-90 Days Delinquent	0.19%	37	$1,509,949.98
91-120 Days Delinquent	0.02%	5	$192,701.16
Over 120 Days Delinquent	0.07%	12	$546,294.79
Total Delinquent Receivables	1.33%	287	$10,418,095.45

Repossession Inventory:
Repossessed in the Current Collection Period		20	$785,908.16
Total Repossessed Inventory		32	$1,211,501.14

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1976%
Prior Collection Period			0.1709%
Current Collection Period			0.1717%
Three Month Average			0.1801%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2874%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	March 2024
Payment Date	4/15/2024
Transaction Month	17

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	78	$2,695,701.09
2 Months Extended	101	$3,432,739.59
3+ Months Extended	20	$805,165.05

Total Receivables Extended	199	$6,933,605.73
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 5, 2024

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer